Restricted Net Assets (Details 2) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 45,926	¥ 297,500	$ 30,389	¥ 196,857	¥ 232,613	¥ 257,709
Short-term deposits	3,087	20,000		239,466
Prepaid expenses and other current assets	34,721	224,914		66,501
Total current assets	144,115	933,551		565,266
Non-current assets:
Total assets	159,327	1,032,084		673,446
Current liabilities:
Accrued expenses and other liabilities, current portion	53,526	346,728		45,490
Total current liabilities	89,467	579,547		274,237
Total liabilities	91,990	595,896		286,406
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2014 and 2015; 49,930,944 shares issued and outstanding as of December 31, 2014; 48,762,903 shares issued and outstanding as of December 31, 2015)	54	350		354
Additional paid-in capital	54,308	351,796		358,768
Less: Treasury shares (5,310,240 and 4,145,727 shares as of December 31, 2014 and 2015, respectively)	(14,063)	(91,100)		(117,480)
Statutory reserves	1,566	10,141		10,103
Retained earnings	26,511	171,731		146,345
Accumulated other comprehensive loss	(1,039)	(6,730)		(11,050)
Total shareholders' equity	67,337	436,188		387,040	539,218	547,386
Total liabilities and shareholders' equity	$ 159,327	¥ 1,032,084		¥ 673,446
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	48,762,903	48,762,903	49,930,944	49,930,944
Ordinary shares, shares outstanding	48,762,903	48,762,903	49,930,944	49,930,944
Treasury shares, shares	4,145,727	4,145,727	5,310,240	5,310,240
Parent company
Current assets:
Cash and cash equivalents	$ 12,635	¥ 81,845	$ 9,006	¥ 58,342	¥ 73,365	¥ 176,747
Short-term deposits | ¥				9,466
Prepaid expenses and other current assets	1,169	7,571		7,955
Total current assets	13,804	89,416		75,763
Non-current assets:
Investments in subsidiaries and VIEs	55,744	361,093		316,253
Total assets	69,548	450,509		392,016
Current liabilities:
Accrued expenses and other liabilities, current portion	2,211	14,321		4,976
Total current liabilities	2,211	14,321		4,976
Total liabilities	2,211	14,321		4,976
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2014 and 2015; 49,930,944 shares issued and outstanding as of December 31, 2014; 48,762,903 shares issued and outstanding as of December 31, 2015)	54	350		354
Additional paid-in capital	54,308	351,796		358,768
Less: Treasury shares (5,310,240 and 4,145,727 shares as of December 31, 2014 and 2015, respectively)	(14,063)	(91,100)		(117,480)
Statutory reserves	1,566	10,141		10,103
Retained earnings	26,511	171,731		146,345
Accumulated other comprehensive loss	(1,039)	(6,730)		(11,050)
Total shareholders' equity	67,337	436,188		387,040
Total liabilities and shareholders' equity	$ 69,548	¥ 450,509		¥ 392,016
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	48,762,903	48,762,903	49,930,944	49,930,944
Ordinary shares, shares outstanding	48,762,903	48,762,903	49,930,944	49,930,944
Treasury shares, shares	4,145,727	4,145,727	5,310,240	5,310,240